UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03131

                 ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COMPANY                                                 SHARES     U.S. $ VALUE
-------                                               ---------   --------------
COMMON STOCKS & OTHER INVESTMENTS-98.6%
TECHNOLOGY-89.5%
COMMUNICATION EQUIPMENT-19.7%
Alcatel SA(a)*                                        2,221,501   $   32,033,194
Ciena Corp.(a)*                                       2,637,600       10,787,784
Cisco Systems, Inc.(a)                                4,389,300       91,955,835
Corning, Inc.(a)                                        728,600       20,131,218
JDS Uniphase Corp.(a)*                                4,576,900       15,973,381
Juniper Networks, Inc.(a)*                              889,500       16,437,960
Motorola, Inc.                                        3,063,400       65,403,590
Nokia Oyj                                             1,110,210       25,185,203
QUALCOMM, Inc.*                                       2,201,600      113,030,144
Telefonaktiebolaget LM Ericsson*                      4,142,998       14,703,440
                                                                  --------------
                                                                     405,641,749
                                                                  --------------
COMMUNICATION SERVICES-0.7%
NeuStar, Inc. Cl.A(a)*                                  420,200       14,749,020
                                                                  --------------
COMPUTER HARDWARE/STORAGE-14.1%
Apple Computer, Inc.(a)*                              1,268,300       89,275,637
EMC Corp.(a)                                          3,162,234       42,721,781
International Business Machines Corp.                   829,900       68,333,966
NEC Corp.                                             4,789,000       33,473,289
Rackable Systems, Inc.(a)*                              402,200       20,669,058
Sun Microsystems, Inc.(a)                             7,190,500       35,952,500
                                                                  --------------
                                                                     290,426,231
                                                                  --------------
COMPUTER PERIPHERALS-1.7%
Foxconn Technology Co., Ltd.                          2,596,000       19,496,696
QLogic Corp.(a)*                                        747,800       15,561,718
                                                                  --------------
                                                                      35,058,414
                                                                  --------------
COMPUTER SERVICES-5.5%
Accenture, Ltd. Cl.A*                                   483,900       14,066,973
Alliance Data Systems Corp.(a)*                         450,000       24,750,000
Cap Gemini, SA                                          639,562       34,204,394
Fiserv, Inc.(a)                                         481,870       21,722,699
Infosys Technologies, Ltd. (ADR)*                       223,000       17,538,950
                                                                  --------------
                                                                     112,283,016
                                                                  --------------
CONTRACT MANUFACTURING-1.1%
HON HAI Precision Industry Co., Ltd.
Citigroup Global Markets warrants, expiring
1/17/07(a)(b)                                         3,421,028       23,213,386
                                                                  --------------
ELECTRONIC COMPONENTS-1.1%
Largan Precision Co., Ltd.                              556,000       11,696,594


1 o ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND

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COMPANY                                                 SHARES     U.S. $ VALUE
-------                                               ---------   --------------
LG Philips LCD Co., Ltd. (ADR)(a)*                      530,700   $   11,171,235
                                                                  --------------
                                                                      22,867,829
                                                                  --------------
INTERNET INFRASTRUCTURE-1.9%
Akamai Technologies, Inc.(a)*                           676,900       22,804,761
Fastweb(a)*                                             308,690       15,484,603
                                                                  --------------
                                                                      38,289,364
                                                                  --------------
INTERNET MEDIA-7.3%
Google, Inc. Cl.A(a)*                                   253,700      106,031,378
Yahoo!, Inc.(a)*                                      1,330,600       43,617,068
                                                                  --------------
                                                                     149,648,446
                                                                  --------------
SEMICONDUCTOR CAPITAL EQUIPMENT-2.5%
ASML Holding N.V.(a)                                  1,267,589       26,805,257
KLA-Tencor Corp.*                                       515,950       24,848,152
                                                                  --------------
                                                                      51,653,409
                                                                  --------------
SEMICONDUCTOR COMPONENTS-11.8%
Advanced Micro Devices, Inc.(a)*                      1,072,000       34,679,200
Atheros Communications(a)                               199,700        5,070,383
Broadcom Corp. Cl.A(a)*                               1,579,950       64,951,745
Hynix Semiconductor, Inc.(a)                            213,330        7,438,762
Intersil Corp. Cl.A*                                    707,600       20,952,036
Marvell Technology Group, Ltd.(a)*                      558,300       31,873,347
PMC-Sierra, Inc.(a)*                                  1,077,800       13,397,054
Samsung Electronics Co., Ltd.                            20,369       13,901,273
Samsung Electronics Co., Ltd. (GDR)(b)                   21,359        7,283,419
Silicon Laboratories, Inc.(a)                           306,400       14,281,304
SiRF Technology Holdings, Inc.(a)*                      324,700       11,088,505
Taiwan Semiconductor Manufacturing Co., Ltd.,
Merrill Lynch International & Co.
warrants, expiring 11/08/10(a)                        8,174,659       17,444,722
                                                                  --------------
                                                                     242,361,750
                                                                  --------------
SOFTWARE-16.5%
Adobe Systems, Inc.(a)                                  714,300       28,000,560
Amdocs, Ltd.(a)                                         514,300       19,131,960
BEA Systems, Inc.(a)*                                 1,897,500       25,141,875
Business Objects S.A.(a)                                477,251       15,450,957
Citrix Systems, Inc.(a)                                 639,800       25,540,816
Electronics for Imaging, Inc.(a)*                       386,600       10,616,036
Microsoft Corp.                                       4,775,900      115,337,985
NAVTEQ(a)*                                              173,300        7,195,416
Salesforce.com, Inc.(a)*                                412,400       14,454,620
SAP AG (ADR)*                                         1,436,900       78,497,847
                                                                  --------------
                                                                     339,368,072
                                                                  --------------
MISCELLANEOUS-5.6%
Canon, Inc.                                             937,800       71,250,220
Hoya Corp.                                            1,083,100       43,747,704
                                                                  --------------
                                                                     114,997,924
                                                                  --------------
                                                                   1,840,558,610
                                                                  --------------


                                    ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND o 2

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                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT
COMPANY                                                 (000)      U.S. $ VALUE
-------                                              ----------   --------------
CONSUMER SERVICES-6.4%
ADVERTISING-1.0%
aQuantive, Inc.(a)*                                     781,300   $   19,579,378
                                                                  --------------
BROADCASTING & CABLE-0.9%
Time Warner, Inc.*                                    1,088,200       18,934,680
                                                                  --------------
CELLULAR COMMUNICATIONS-3.8%
America Movil SA de CV*                               1,829,500       67,526,845
OAO Vimpel-Communications (ADR)(a)                      239,900       11,167,345
                                                                  --------------
                                                                      78,694,190
                                                                  --------------
ENTERTAINMENT & LEISURE-0.7%
Activision, Inc.(a)*                                  1,044,133       14,816,247
                                                                  --------------
                                                                     132,024,495
                                                                  --------------
UTILITIES-1.4%
TELEPHONE UTILITY-1.4%
AT&T, Inc.*                                             671,900       17,610,499
Comstar United Telesystems (GDR)(a)(b)                1,472,580       11,044,350
                                                                  --------------
                                                                      28,654,849
                                                                  --------------
CONSUMER MANUFACTURING-0.8%
APPLIANCES-0.8%
Sony Corp.                                              322,400       15,764,286
                                                                  --------------
CAPITAL GOODS-0.5%
MISCELLANEOUS-0.5%
Nitto Denko Corp.                                       125,000       10,458,137
                                                                  --------------
Total Common Stocks & Other Investments
   (cost $1,647,018,250)                                           2,027,460,377
                                                                  --------------
SHORT-TERM INVESTMENT-1.7%
TIME DEPOSIT-1.7%
State Street Euro Dollar
   4.10%, 5/01/06
   (cost $34,680,000)                                $   34,680       34,680,000
                                                                  --------------
Total Investments Before Security Lending
   Collateral - 100.3%
   (cost $1,681,698,250)                                           2,062,140,377
                                                                  --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-28.6%
SHORT-TERM INVESTMENTS-16.1%
Goldman Sachs 4.91%-4.92%, 9/1/06-10/18/06               75,000       75,187,832
Kittyhawk Funding 4.82%, 5/18/06                         39,692       39,909,711


3 o ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND

                                                    PRINCIPAL
                                                     AMOUNT
COMPANY                                               (000)       U.S. $ VALUE
-------                                           ------------   --------------
Morgan Stanley 4.88%-4.89%, 6/15/06-11/28/06      $    124,997   $  125,504,298
Sigma Funding 5.09%-5.17%, 7/25/06-3/22/07              90,038       90,293,586
                                                                 --------------
                                                                    330,895,427
                                                                 --------------
UBS Private Money Market Fund, LLC, 4.74%          257,000,658      257,000,658
                                                                 --------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $587,896,085)                                              587,896,085
                                                                 --------------
TOTAL INVESTMENTS - 128.9%
   (COST $2,269,594,335)                                          2,650,036,462
Other assets less liabilities - (28.9)%                            (593,990,184)
                                                                 --------------
NET ASSETS - 100%                                                $2,056,046,278
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

(b) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the market value of this securitiy amounted to $41,541,155 or 2.0% of net assets.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt


                                    ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND o 4

COUNTRY BREAKDOWN*

64.3%   United States
 8.5%   Japan
 4.0%   France
 3.8%   Germany
 3.5%   Taiwan
 3.3%   Mexico
 2.2%   Bermuda
 1.9%   South Korea
 1.3%   Netherlands
 1.2%   Finland
 1.1%   Russia
 0.9%   Channel Islands
 0.8%   India
 0.8%   Italy
 0.7%   Sweden
 1.7%   Short-Term

* All data are as of April 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


5 o ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
  3(a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

  3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global Technology Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: June 23, 2006


                                       4